Derivatives and hedging (Schedule of Losses Reclassified From Accumulated Other Comprehensive Loss) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amounts reclassified from accumulated other comprehensive loss	$ (1,531)	$ 99
Cost of revenue
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amounts reclassified from accumulated other comprehensive loss	(105)	7
Research and development
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amounts reclassified from accumulated other comprehensive loss	(905)	32
Sales and marketing
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amounts reclassified from accumulated other comprehensive loss	(270)	45
General and administrative
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amounts reclassified from accumulated other comprehensive loss	$ (251)	$ 15